Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Apr. 15, 2025	Mar. 16, 2025	Sep. 30, 2024	Mar. 09, 2024	Jan. 17, 2023	Dec. 11, 2019
Common stock, par value					$ 0.001		$ 0.001
Common stock, shares authorized					270,000,000		45,000,000
Common stock, shares outstanding						11,000
Common Class A [Member]
Common stock, par value	$ 0.025	$ 0.025	$ 0.025	$ 0.025
Common stock, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, shares issued	6,086,971			77,149
Common stock, shares outstanding	6,086,971			77,149
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	50,000,000	50,000,000		50,000,000
Common stock, shares issued	2,041,839			2,041,839
Common stock, shares outstanding	2,041,839			2,041,839